Deposits, prepaid expenses and other current assets (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)
Prepayments	$ 635,000	$ 808,000	$ 2,161,000
Consultants [Member] | Consulting Agreements [Member]
Prepayments	$ 457,000	$ 583,000		$ 2,050,000